Cash and cash equivalents - Summary of Cash and Cash Equivalents (Detail)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of cash and cash equivalents
Cash and cash equivalents	¥ 212,769,706	$ 32,608,386	¥ 24,722,917	$ 3,788,953	¥ 2,648,397	¥ 35,008,695
Variable Interest Entity, Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	9,611,773		24,637,411
CN | Variable Interest Entity, Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	9,611,773		24,637,411
CN | Variable Interest Entity, Not Primary Beneficiary [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	3,049,660		¥ 85,506
Overseas [Member]
Summary of cash and cash equivalents
Cash and cash equivalents	¥ 200,108,273